Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 04, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2016